DERIVATIVE LIABILITIES (Details) - Schedule of Derivative Instruments (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative Liability	$ 778,156	$ 696,648	$ 496,827
Conversion Features - Embedded Derivatives [Member]
Derivative [Line Items]
Derivative Liability	309,053	156,761	82,237
Conversion Features - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	469,103	391,686	208,971
Warrants - Tainted Equity [Member]
Derivative [Line Items]
Derivative Liability	$ 102,328	$ 148,201	$ 205,619